Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenues

The percentage of revenues from Chesapeake, Total and other customers are as follows:

	Years Ended December 31,
	2012	2011	2010
Chesapeake	80.7%	82.9%	82.2%
Total	14.1	14.0	14.8
Other	5.2	3.1	3.0

Total(a)	100%	100%	100%

(a)	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.